Loans and borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loans and borrowings
Loans and borrowings at beginning of period	$ 138,735	$ 150,262
Proceeds from loans and borrowings	24,722	19,818	$ 42,084
Payments related to loans and borrowings	(45,400)	(21,994)	(82,956)
Interest paid	(11,877)	(12,399)
Interest expenses	11,918	13,235
Exchange rate changes	(2,919)	6,149
Translation to presentation currency	7,449	(16,336)
Loans and borrowings at end of period	122,628	138,735	150,262
Current	66,443	46,227	23,283
Non-current	56,185	92,508	126,979
Loans and borrowings in US$
Loans and borrowings
Loans and borrowings at beginning of period	103,540	101,503
Proceeds from loans and borrowings	24,722	19,818
Payments related to loans and borrowings	(38,522)	(18,051)
Interest paid	(6,431)	(7,905)
Interest expenses	6,563	8,098
Exchange rate changes	(2,919)	6,149
Translation to presentation currency	3,177	(6,072)
Loans and borrowings at end of period	90,130	103,540	101,503
Loans and borrowings in R$
Loans and borrowings
Loans and borrowings at beginning of period	35,195	48,759
Proceeds from loans and borrowings	0	0
Payments related to loans and borrowings	(6,878)	(3,943)
Interest paid	(5,446)	(4,494)
Interest expenses	5,355	5,137
Exchange rate changes	0	0
Translation to presentation currency	4,272	(10,264)
Loans and borrowings at end of period	32,498	35,195	48,759
Advance on foreign exchange contract | Loans and borrowings in US$
Loans and borrowings
Loans and borrowings at beginning of period	10,297	0
Proceeds from loans and borrowings	24,722	9,818
Payments related to loans and borrowings	(9,926)	0
Interest paid	(568)	0
Interest expenses	982	301
Exchange rate changes	(1,034)	1,325
Translation to presentation currency	1,238	(1,147)
Loans and borrowings at end of period	$ 25,711	$ 10,297	0
Average interest rate per year (%)		6.31%
Year of maturity		2025
Advance on foreign exchange contract | Loans and borrowings in US$ | Bottom of range
Loans and borrowings
Average interest rate per year (%)	5.15%
Year of maturity	2025
Advance on foreign exchange contract | Loans and borrowings in US$ | Top of range
Loans and borrowings
Average interest rate per year (%)	6.31%
Year of maturity	2026
Export credit note | Loans and borrowings in US$
Loans and borrowings
Loans and borrowings at beginning of period	$ 16,746	$ 22,855
Proceeds from loans and borrowings	0	0
Payments related to loans and borrowings	(7,541)	(5,909)
Interest paid	(1,010)	(1,631)
Interest expenses	877	1,544
Exchange rate changes	(1,885)	4,824
Translation to presentation currency	1,933	(4,937)
Loans and borrowings at end of period	$ 9,120	$ 16,746	22,855
Average interest rate per year (%)	2.33%	2.33%
Year of maturity	2026	2026
Export credit note | Loans and borrowings in R$
Loans and borrowings
Loans and borrowings at beginning of period	$ 35,195	$ 48,759
Proceeds from loans and borrowings	0	0
Payments related to loans and borrowings	(6,878)	(3,943)
Interest paid	(5,446)	(4,494)
Interest expenses	5,355	5,137
Exchange rate changes	0	0
Translation to presentation currency	4,272	(10,264)
Loans and borrowings at end of period	$ 32,498	$ 35,195	48,759
Average interest rate per year (%)	1.75%	1.75%
Export credit note | Loans and borrowings in R$ | Bottom of range
Loans and borrowings
Year of maturity	2026	2026
Export credit note | Loans and borrowings in R$ | Top of range
Loans and borrowings
Year of maturity	2028	2028
Working capital | Loans and borrowings in US$
Loans and borrowings
Loans and borrowings at beginning of period	$ 76,497	$ 78,648
Proceeds from loans and borrowings	0	10,000
Payments related to loans and borrowings	(21,055)	(12,142)
Interest paid	(4,853)	(6,274)
Interest expenses	4,704	6,253
Exchange rate changes	0	0
Translation to presentation currency	6	12
Loans and borrowings at end of period	$ 55,299	$ 76,497	$ 78,648
Working capital | Loans and borrowings in US$ | Bottom of range
Loans and borrowings
Average interest rate per year (%)	2.60%	2.79%
Year of maturity	2026	2026
Working capital | Loans and borrowings in US$ | Top of range
Loans and borrowings
Average interest rate per year (%)	5.02%	5.02%
Year of maturity	2028	2028